Long Term Debt and Related Contractual Rates and Maturity Dates (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)	Mar. 31, 2017 USD ($)
Debt Instrument [Line Items]
Total		₨ 730,920.7	₨ 522,313.5	$ 11,270.9
Subordinated debt | Lower tier II capital | Fixed Rate
Debt Instrument [Line Items]
Maturity /Call dates, start		2018	2017
Maturity /Call dates, end		2027	2025
Total		₨ 121,215.9	₨ 121,420.0	1,869.2
Subordinated debt | Upper tier II capital | Fixed Rate
Debt Instrument [Line Items]
Maturity /Call dates, start		2018	2017
Maturity /Call dates, end		2021	2021
Total		₨ 27,797.7	₨ 34,159.0	428.6
Subordinated debt | Upper tier II capital | Variable Rate
Debt Instrument [Line Items]
Maturity /Call dates, start			2017
Maturity /Call dates, end			2017
Total		0.0	₨ 6,625.5	0.0
Subordinated debt | Upper tier II capital | Perpetual debt
Debt Instrument [Line Items]
Maturity /Call dates, start			2017
Maturity /Call dates, end			2018
Stated interest rates			9.92%
Total		₨ 0.0	₨ 2,000.0	$ 0.0
Subordinated debt | London Interbank Offered Rate (LIBOR) | Upper tier II capital | Variable Rate
Debt Instrument [Line Items]
Stated interest rates, margin on LIBOR rate			1.20%
Subordinated debt | Minimum | Lower tier II capital | Fixed Rate
Debt Instrument [Line Items]
Stated interest rates		6.00%	6.00%	6.00%
Subordinated debt | Minimum | Upper tier II capital | Fixed Rate
Debt Instrument [Line Items]
Stated interest rates		8.70%	8.70%	8.70%
Subordinated debt | Maximum | Lower tier II capital | Fixed Rate
Debt Instrument [Line Items]
Stated interest rates		10.70%	10.70%	10.70%
Subordinated debt | Maximum | Upper tier II capital | Fixed Rate
Debt Instrument [Line Items]
Stated interest rates		10.85%	10.85%	10.85%
Others | Variable rate-(1)
Debt Instrument [Line Items]
Maturity /Call dates, start	[1]	2018	2017
Maturity /Call dates, end	[1]	2022	2020
Total	[1]	₨ 22,013.6	₨ 63,207.3	$ 339.5
Others | Variable rate-(2)
Debt Instrument [Line Items]
Maturity /Call dates, start	[1]	2018	2017
Maturity /Call dates, end	[1]	2021	2020
Total	[1]	₨ 74,677.8	₨ 74,787.4	1,151.5
Others | Fixed rate-(1)
Debt Instrument [Line Items]
Maturity /Call dates, start	[1]	2018	2017
Maturity /Call dates, end	[1]	2027	2026
Total	[1]	₨ 444,930.8	₨ 142,750.0	6,860.9
Others | Fixed rate-(2)
Debt Instrument [Line Items]
Maturity /Call dates, start	[1]	2018	2017
Maturity /Call dates, end	[1]	2018	2018
Total	[1]	₨ 40,284.9	₨ 77,364.3	$ 621.2
Others | Minimum | Variable rate-(1)
Debt Instrument [Line Items]
Stated interest rates	[1]	2.20%	1.08%	2.20%
Others | Minimum | Variable rate-(2)
Debt Instrument [Line Items]
Stated interest rates	[1]	8.00%	9.40%	8.00%
Others | Minimum | Fixed rate-(1)
Debt Instrument [Line Items]
Stated interest rates	[1]	7.07%	8.27%	7.07%
Others | Minimum | Fixed rate-(2)
Debt Instrument [Line Items]
Stated interest rates	[1]	1.62%	1.20%	1.62%
Others | Maximum | Variable rate-(1)
Debt Instrument [Line Items]
Stated interest rates	[1]	3.70%	4.30%	3.70%
Others | Maximum | Variable rate-(2)
Debt Instrument [Line Items]
Stated interest rates	[1]	11.35%	11.05%	11.35%
Others | Maximum | Fixed rate-(1)
Debt Instrument [Line Items]
Stated interest rates	[1]	10.35%	10.81%	10.35%
Others | Maximum | Fixed rate-(2)
Debt Instrument [Line Items]
Stated interest rates	[1]	4.30%	4.30%	4.30%

[1]	Variable rate (1) and fixed rate (2) represent foreign currency debt